Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	0.74%	0.70%	1.50%
Expected life of stock options	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	22.70%	28.50%	30.50%
Expected dividend yield	1.48%	0.02%
Fair value per option	$ 5.74	$ 7.18	$ 7.76